Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal	$ (9,891)	$ (13,854)	$ (936)
State	5,839	3,172	(2,063)
Total current income taxes	(4,052)	(10,682)	(2,999)
Federal	30,218	67,743	76,479
State	(3,476)	9,820	(4,369)
Total deferred income taxes	26,742	77,563	72,110
Actual income tax expense	$ 22,690	$ 66,881	$ 69,111	$ 74,940	$ 63,626